Contract liabilities and deferred income - Additional Information (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities and deferred income
Total	$ 35,380,000	$ 32,611,000
Contract liabilities and deferred income	876,000	845,000
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Contract liabilities and deferred income
Total	37,721,000	35,490,000
Contract liabilities and deferred income	$ 876,000	$ 845,000